Non-controlling Interests (Details 2) - CAD ($)	12 Months Ended
	Jan. 31, 2025	Jan. 31, 2024	Jan. 31, 2023
Statement [Line Items]
Cash flows used in operating activities	$ (2,021,752)	$ (2,472,410)	$ (1,503,512)
Cash flows provided by financing activities	1,992,540	2,501,543	1,335,889
Effects of exchange rate changes on cash	8	(56)	2,417
Net (decrease) increase in cash	(29,204)	29,077	(165,206)
Non controlling Interests [Member]
Statement [Line Items]
Cash flows used in operating activities	(2,046)	3,379	(650,077)
Cash flows provided by investing activities	0	0	0
Cash flows provided by financing activities	1,849	0	614,723
Effects of exchange rate changes on cash	1	(43)	(11)
Net (decrease) increase in cash	(196)	3,336	(36,232)
Dividends paid to NCI during the year	$ 0	$ 0	$ 0